Subsequent Events (Details) - Subsequent Event [Member]		1 Months Ended
	Mar. 16, 2026 CNY (¥)	Mar. 16, 2026 USD ($)
Subsequent Events [Line Items]
Cash consideration | ¥	¥ 10
Zhenghao [Member]
Subsequent Events [Line Items]
Revenue | $
Hangzhou Zhenghao Information Technology Co., Ltd [Member]
Subsequent Events [Line Items]
Ownership of equity interest percentage	100.00%	100.00%